SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Payroll and related expenses	$ 32,402	$ 24,141	$ 15,951
Share-based payment	7,097	7,004	1,831
Office and maintenance	2,365	1,814	1,274
Advertising and sales promotion	2,599	1,612	990
Depreciation and amortization	3,366	2,199	1,563
Computers and IT systems maintenance	4,452	2,396	1,286
Professional fees	5,903	2,718	1,775
Provision for credit losses and bad debts	630	1,019	636
Other expenses	5,278	2,476	1,239
Total selling, general and administrative expenses	$ 64,092	$ 45,379	$ 26,545